LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.01%
Australia–5.21%
Aristocrat Leisure Ltd.	105,305	$4,876,228
BHP Group Ltd.	558,093	15,705,908
BlueScope Steel Ltd.	60,095	902,265
Brambles Ltd.	216,082	3,545,940
Cochlear Ltd.	4,953	915,214
Coles Group Ltd.	149,498	2,303,912
Commonwealth Bank of Australia	20,608	2,275,901
Computershare Ltd.	37,970	911,777
Fortescue Ltd.	551,283	6,814,164
Goodman Group	46,690	1,012,731
Pro Medicus Ltd.	14,778	3,014,645
Qantas Airways Ltd.	272,536	1,969,281
REA Group Ltd.	10,403	1,590,539
Wesfarmers Ltd.	35,643	2,170,289
		48,008,794
Austria–0.41%
Erste Group Bank AG	10,550	1,030,535
OMV AG	51,997	2,772,760
		3,803,295
Belgium–0.61%
Ageas SA	60,376	4,175,096
Anheuser-Busch InBev SA	23,506	1,401,940
		5,577,036
China–0.33%
Yangzijiang Shipbuilding Holdings Ltd.	1,173,900	3,066,819
		3,066,819
Denmark–2.23%
AP Moller - Maersk AS Class A	496	969,681
†Genmab AS	20,484	6,209,909
Novo Nordisk AS Class B	154,421	8,370,679
Pandora AS	26,704	3,479,305
Rockwool AS Class B	41,492	1,540,765
		20,570,339
Finland–0.74%
Kone OYJ Class B	48,012	3,269,374
Orion OYJ Class B	27,046	2,068,732
Wartsila OYJ Abp	48,883	1,460,604
		6,798,710
France–10.50%
Air Liquide SA	25,604	5,316,481
Airbus SE	4,292	994,704
AXA SA	142,154	6,782,653
BNP Paribas SA	96,247	8,738,201
Bouygues SA	62,731	2,822,244
Capgemini SE	9,044	1,311,868
Cie de Saint-Gobain SA	39,015	4,198,540
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole SA	177,022	$3,474,964
Eiffage SA	7,467	952,933
Engie SA	90,094	1,930,921
EssilorLuxottica SA	6,990	2,265,026
Hermes International SCA	2,143	5,240,808
Ipsen SA	6,524	870,120
Klepierre SA	82,984	3,230,693
L'Oreal SA	21,658	9,370,067
LVMH Moet Hennessy Louis Vuitton SE	12,220	7,467,561
Orange SA	220,166	3,569,692
Publicis Groupe SA	9,082	870,932
Safran SA	28,196	9,934,370
Sanofi SA	40,186	3,706,020
Schneider Electric SE	12,670	3,534,353
Societe Generale SA	120,603	7,980,240
Teleperformance SE	16,894	1,256,312
TotalEnergies SE	14,533	882,642
		96,702,345
Germany–9.32%
adidas AG	6,545	1,378,538
Allianz SE	29,742	12,479,913
Bayer AG	93,898	3,112,104
Deutsche Bank AG	313,318	11,017,144
Deutsche Boerse AG	3,281	878,655
Deutsche Post AG	93,459	4,162,989
Deutsche Telekom AG	125,714	4,281,719
Fresenius Medical Care AG	17,853	936,088
GEA Group AG	33,535	2,474,517
Heidelberg Materials AG	20,619	4,636,995
Infineon Technologies AG	23,645	921,646
Mercedes-Benz Group AG	87,187	5,473,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,353	1,501,165
Rheinmetall AG	1,953	4,550,302
RWE AG	182,629	8,109,202
SAP SE	49,012	13,113,952
Siemens AG	18,139	4,881,067
†Siemens Energy AG	16,766	1,956,996
		85,866,286
Hong Kong–2.31%
AIA Group Ltd.	466,600	4,475,959
CK Asset Holdings Ltd.	388,000	1,880,680
CK Hutchison Holdings Ltd.	556,514	3,665,064
Hong Kong Exchanges & Clearing Ltd.	54,200	3,078,457
Jardine Matheson Holdings Ltd.	14,800	932,400
SITC International Holdings Co. Ltd.	327,000	1,258,929
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	73,500	$880,268
Techtronic Industries Co. Ltd.	74,000	946,639
WH Group Ltd.	3,859,865	4,181,299
		21,299,695
Ireland–1.04%
AerCap Holdings NV	67,228	8,134,588
AIB Group PLC	161,654	1,464,230
		9,598,818
Israel–1.52%
Bank Hapoalim BM	54,605	1,109,839
Bank Leumi Le-Israel BM	301,786	5,948,798
†Check Point Software Technologies Ltd.	12,951	2,679,691
ICL Group Ltd.	148,747	929,613
†Nice Ltd.	22,649	3,336,970
		14,004,911
Italy–3.30%
Banco BPM SpA	320,809	4,792,820
Enel SpA	224,442	2,125,442
Ferrari NV	1,876	906,557
Generali	97,505	3,824,637
Intesa Sanpaolo SpA	771,752	5,086,710
Leonardo SpA	15,005	951,650
Poste Italiane SpA	189,821	4,499,533
Prysmian SpA	23,324	2,305,148
UniCredit SpA	78,138	5,914,347
		30,406,844
Japan–21.85%
Advantest Corp.	62,900	6,231,092
Asahi Group Holdings Ltd.	99,700	1,196,993
Asahi Kasei Corp.	236,900	1,865,436
Asics Corp.	121,800	3,189,029
Bandai Namco Holdings, Inc.	44,900	1,495,300
Central Japan Railway Co.	105,300	3,021,185
Chubu Electric Power Co., Inc.	62,100	864,407
Chugai Pharmaceutical Co. Ltd.	19,600	854,588
Daifuku Co. Ltd.	117,400	3,765,278
Dai-ichi Life Holdings, Inc.	107,900	850,738
Daiichi Sankyo Co. Ltd.	36,900	827,153
Daiwa House Industry Co. Ltd.	174,200	6,266,653
Disco Corp.	3,000	943,503
Fuji Electric Co. Ltd.	17,400	1,170,001
Fujikura Ltd.	12,000	1,172,938
Hitachi Ltd.	144,800	3,848,017
Hoya Corp.	42,500	5,884,218
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hulic Co. Ltd.	193,000	$2,114,210
Inpex Corp.	49,800	900,128
ITOCHU Corp.	24,717	1,408,293
Japan Post Holdings Co. Ltd.	86,100	855,848
Japan Post Insurance Co. Ltd.	71,000	2,013,071
Kao Corp.	47,600	2,076,395
KDDI Corp.	273,400	4,363,936
Keyence Corp.	2,300	858,194
Kirin Holdings Co. Ltd.	61,500	901,385
Komatsu Ltd.	155,500	5,425,702
Konami Group Corp.	15,500	2,237,719
LY Corp.	473,000	1,522,773
Makita Corp.	29,800	968,447
Marubeni Corp.	84,200	2,105,498
Mitsubishi Chemical Group Corp.	367,700	2,116,665
Mitsubishi Electric Corp.	197,300	5,073,753
Mitsubishi Heavy Industries Ltd.	36,200	949,520
Mitsubishi UFJ Financial Group, Inc.	208,100	3,368,776
Mizuho Financial Group, Inc.	64,300	2,168,769
MS&AD Insurance Group Holdings, Inc.	80,200	1,820,003
Murata Manufacturing Co. Ltd.	87,200	1,660,152
NEC Corp.	115,100	3,688,399
Nintendo Co. Ltd.	26,200	2,268,594
Nippon Building Fund, Inc.	918	865,950
Nitto Denko Corp.	191,400	4,551,873
Nomura Holdings, Inc.	630,700	4,629,441
Olympus Corp.	70,600	893,212
Oracle Corp. Japan	9,500	970,011
ORIX Corp.	262,000	6,877,533
Osaka Gas Co. Ltd.	77,000	2,233,174
Otsuka Holdings Co. Ltd.	28,900	1,535,822
Panasonic Holdings Corp.	354,800	3,862,650
Recruit Holdings Co. Ltd.	135,800	7,312,272
Ryohin Keikaku Co. Ltd.	42,000	836,393
SBI Holdings, Inc.	19,900	866,054
SCREEN Holdings Co. Ltd.	28,800	2,621,280
Sekisui Chemical Co. Ltd.	50,000	931,467
Shin-Etsu Chemical Co. Ltd.	131,400	4,312,028
Shionogi & Co. Ltd.	289,700	5,076,631
SoftBank Group Corp.	11,000	1,389,830
†Sony Financial Group, Inc.	213,400	236,654
Sony Group Corp.	213,400	6,145,793
Subaru Corp.	211,700	4,337,499
Sumitomo Corp.	163,300	4,734,966
Sumitomo Electric Industries Ltd.	44,900	1,280,645
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	36,400	$1,027,869
Sumitomo Realty & Development Co. Ltd.	37,100	1,638,687
Suzuki Motor Corp.	207,800	3,035,818
Sysmex Corp.	70,100	864,844
Takeda Pharmaceutical Co. Ltd.	29,600	863,671
TDK Corp.	207,100	3,008,786
Terumo Corp.	52,400	865,627
TIS, Inc.	29,700	980,862
Tokio Marine Holdings, Inc.	69,600	2,950,417
Tokyo Electron Ltd.	35,900	6,399,053
Tokyo Gas Co. Ltd.	26,000	925,476
Toyota Motor Corp.	264,000	5,086,845
Toyota Tsusho Corp.	268,300	7,442,044
Trend Micro, Inc.	24,200	1,325,489
Yokogawa Electric Corp.	103,500	2,977,939
ZOZO, Inc.	117,400	1,079,650
		201,287,014
Luxembourg–0.28%
Eurofins Scientific SE	36,174	2,623,803
		2,623,803
Macau–0.13%
Sands China Ltd.	414,400	1,155,556
		1,155,556
Netherlands–3.93%
ABN AMRO Bank NV	29,718	950,764
ASML Holding NV	19,488	18,946,845
Euronext NV	6,447	964,304
EXOR NV	41,012	4,006,094
Koninklijke Ahold Delhaize NV	155,489	6,288,915
Koninklijke KPN NV	486,131	2,332,624
Prosus NV	23,339	1,642,426
Wolters Kluwer NV	8,175	1,114,792
		36,246,764
New Zealand–0.16%
Fisher & Paykel Healthcare Corp. Ltd.	69,131	1,484,916
		1,484,916
Norway–1.50%
Aker BP ASA	78,419	1,988,852
Equinor ASA	256,726	6,261,516
Kongsberg Gruppen ASA	28,543	912,245
Norsk Hydro ASA	131,060	887,781
Orkla ASA	91,556	955,968
Yara International ASA	76,192	2,783,653
		13,790,015
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.09%
†InPost SA	70,356	$863,186
		863,186
Singapore–1.00%
CapitaLand Ascendas REIT	713,300	1,542,778
DBS Group Holdings Ltd.	53,700	2,129,350
Singapore Exchange Ltd.	355,600	4,556,819
Singapore Technologies Engineering Ltd.	147,300	983,180
		9,212,127
Spain–5.42%
Acciona SA	10,390	2,084,704
Aena SME SA	226,467	6,187,114
Banco Bilbao Vizcaya Argentaria SA	379,312	7,276,717
Banco Santander SA	366,032	3,813,514
CaixaBank SA	442,618	4,648,842
Endesa SA	145,657	4,653,147
Iberdrola SA	638,431	12,071,508
Industria de Diseno Textil SA	87,404	4,819,907
Repsol SA	245,589	4,343,751
		49,899,204
Sweden–1.78%
Atlas Copco AB Class A	53,532	903,534
Atlas Copco AB Class B	60,268	902,317
†Boliden AB	32,659	1,327,604
Evolution AB	19,506	1,602,433
Nordea Bank Abp	60,382	989,648
SKF AB Class B	39,407	976,134
†Spotify Technology SA	8,836	6,167,528
Tele2 AB Class B	59,772	1,019,332
Telefonaktiebolaget LM Ericsson Class B	113,442	937,959
Volvo AB Class B	55,611	1,591,941
		16,418,430
Switzerland–9.13%
ABB Ltd.	59,986	4,319,324
Avolta AG	38,223	2,067,562
Cie Financiere Richemont SA Class A	15,886	3,025,335
Coca-Cola HBC AG	84,965	4,003,999
Geberit AG	7,137	5,354,207
Holcim AG	10,436	882,809
Logitech International SA	9,913	1,080,648
Nestle SA	137,664	12,636,277
Novartis AG	154,201	19,394,013
Partners Group Holding AG	666	864,658
Roche Holding AG	49,256	16,081,445
Schindler Holding AG	19,900	7,413,024
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sika AG	3,890	$865,422
Sonova Holding AG	3,012	819,545
STMicroelectronics NV	33,332	933,333
UBS Group AG	21,881	893,601
Zurich Insurance Group AG	4,884	3,476,257
		84,111,459
Thailand–0.40%
†Sea Ltd. ADR	20,700	3,699,711
		3,699,711
United Kingdom–14.82%
3i Group PLC	219,577	12,075,184
Admiral Group PLC	20,031	903,018
Associated British Foods PLC	44,105	1,216,587
AstraZeneca PLC	32,680	4,914,636
Auto Trader Group PLC	154,600	1,638,837
BAE Systems PLC	141,030	3,905,329
Barclays PLC	2,246,898	11,470,950
BT Group PLC	1,326,352	3,409,753
Compass Group PLC	146,381	4,978,785
GSK PLC	234,397	4,963,460
Halma PLC	24,693	1,145,731
HSBC Holdings PLC (London Shares)	1,323,334	18,598,400
Imperial Brands PLC	124,745	5,298,160
InterContinental Hotels Group PLC	11,619	1,402,312
Intertek Group PLC	20,788	1,320,166
JD Sports Fashion PLC	774,843	993,108
Marks & Spencer Group PLC	225,959	1,107,687
Mondi PLC	65,610	903,566
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
NatWest Group PLC	930,992	$6,530,905
Next PLC	28,633	4,765,428
Reckitt Benckiser Group PLC	11,609	892,748
RELX PLC	91,795	4,391,296
Rio Tinto PLC	44,506	2,925,467
Rolls-Royce Holdings PLC	352,914	5,648,143
Sage Group PLC	61,634	911,807
Shell PLC	238,624	8,493,288
Smith & Nephew PLC	269,535	4,848,404
Standard Chartered PLC	145,996	2,818,603
Unilever PLC	222,220	13,149,997
Vodafone Group PLC	764,895	886,334
		136,508,089
Total Common Stock (Cost $688,353,561)		903,004,166
ΔPREFERRED STOCK–0.09%
Germany–0.09%
Henkel AG & Co. KGaA 2.97%	10,478	845,127
Total Preferred Stock (Cost $855,472)		845,127

MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	11,545,244	11,545,244
Total Money Market Fund (Cost $11,545,244)		11,545,244

TOTAL INVESTMENTS–99.35% (Cost $700,754,277)	915,394,537
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	5,947,981
NET ASSETS APPLICABLE TO 88,990,260 SHARES OUTSTANDING–100.00%	$921,342,518

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
77	ICE U.S. mini MSCI EAFE Index Futures	$10,723,405	$10,740,108	12/19/25	$—	$(16,703)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor International Equity Fund–5